Financial risk management and financial instruments - Derivatives Entered (Details) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($) $ / bbl MMBbls $ / gal R / $	Jun. 30, 2020 USD ($) $ / gal $ / bbl R / $ MMBbls
Crude oil put options
Financial risk management and financial instruments
Premium paid | $	$ 93.8	$ 17.4
Number of barrels hedged restructured and replaced by other category	23.5
Number of barrels terminated	13.5
Number of barrels sold	10.0
Crude oil put options purchased
Financial risk management and financial instruments
Number of barrels - open positions	10.0	5.5
Number of barrels - settled	(32.5)	1.0
Annual average floor price | $ / bbl	40.5	34.5
Crude oil put options sold
Financial risk management and financial instruments
Number of barrels - open positions	(10.0)
Annual average floor price | $ / bbl	43.2
Crude oil zero cost collar
Financial risk management and financial instruments
Number of barrels - open positions	24.0	3.1
Number of barrels - settled	5.1
Annual average floor price | $ / bbl	60.1	31.8
Annual average cap price | $ / bbl	72.0	39.9
Crude oil swap options
Financial risk management and financial instruments
Number of barrels - open positions	18.0
Number of barrels - settled		5.0
Annual average floor price | $ / bbl	67.2
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 108.0	$ 36.0
Ethane swap options
Financial risk management and financial instruments
Number of barrels - open positions	4.0	21.5
Number of barrels - settled	26.2	17.4
Annual average floor price | $ / gal	23.2	19.8
Foreign exchange contracts
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 262.0	$ 481.0
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	2,800.0	5,370.0
Contract/Notional amount - settled | $	$ 5,370.0	$ 4,725.0
Annual average floor price | R / $	14.54	14.80
Annual average cap price | R / $	17.52	17.77